Victory Cornerstone Conservative Fund Expense Example - Victory Cornerstone Conservative Fund - Fund Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	$ 700